Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 4,178	$ 5,170	$ 3,573
Other comprehensive (loss) income:
Change in unrealized gains on securities, net of taxes of $1,147, $(1,076), and $2,448, respectively	(2,131)	1,998	(4,545)
Change in other-than-temporary impairment gains recognized in other comprehensive income, net of taxes of $43, $(27), and $(83), respectively	(79)	50	153
Total other comprehensive (loss) income	(2,210)	2,048	(4,392)
Total comprehensive income (loss)	$ 1,968	$ 7,218	$ (819)